Amounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Receivables [Line Items]
Other receivables	$ 4.7	$ 5.7
Trade and other current receivables	37.4	39.5
Canada
Receivables [Line Items]
Sales tax receivables	8.9	10.6
Mexico
Receivables [Line Items]
Sales tax receivables	18.1	17.5
Other
Receivables [Line Items]
Sales tax receivables	5.7	3.4
Concentrate receivable	$ 0.0	$ 2.3